Short-term Investments	9 Months Ended
Sep. 30, 2022
Short-term Investments [Abstract]
Short-term Investments
5.	Short-term Investments
The following is a summary of short-term investments:

	December 31, 2021	September 30, 2022

	RMB in thousands
Financial products	13,583,580	4,535,682
Investments in publicly traded companies	1,426,946	1,992,952
Money market funds	50,196	—

Total	15,060,722	6,528,634

The Group recorded investment income of RMB194.3 million and RMB421.4 million related to short-term investments on the unaudited interim condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2021 and 2022, respectively.